4. Accounts Receivable (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Receivables [Abstract]
Accounts receivable	$ 1,720,000	$ 1,840,000
Less: allowance for doubtful accounts	(20,000)	(8,000)
Accounts receivable, net	$ 1,517,000	$ 1,790,000